Marketable securities and other investments: (Tables)	12 Months Ended
Mar. 31, 2011
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Marketable securities:
Available-for-sale	¥136,631	¥117,763
Other investments	14,395	10,375

Marketable securities and other investments (Non-current)	¥151,026	¥128,138

Maturities of Debt Securities Classified as Available-for-Sale

Maturities of debt securities classified as available-for-sale as of March 31, 2010 and 2011 were as follows:

	Millions of yen		Millions of yen
	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Due within 1 year	¥—	¥—	¥—	¥—
Due after 1 year through 5 years	4	4	4	4
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥4	¥4	¥4	¥4

Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥121,308	¥20,257	¥4,938	¥136,627
Debt securities	4	—	0	4

	Millions of yen
	2011
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥109,199	¥10,663	¥2,103	¥117,759
Debt securities	4	0	—	4

Proceeds and Gross Realized Gains (Losses) from the Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Proceeds	¥660	¥71,640	¥3,585
Gross realized gains	377	5,627	475
Gross realized losses	(267)	(4,934)	(22)

Gross Unrealized Holding Losses on and Fair Value of Available-for-Sale Securities and Cost Method Investments included in Other Investments, Aggregated by Investment Category and Length of Time during which Individual

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2010 and 2011, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥18,156	¥2,302	¥19,835	¥2,636	¥37,991	¥4,938
Debt securities	4	0	—	—	4	0
Cost method investments	—	—	276	1,309	276	1,309

	Millions of yen
	2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,781	¥874	¥10,351	¥1,229	¥15,132	¥2,103
Debt securities	—	—	—	—	—	—
Cost method investments	42	66	104	218	146	284

Aggregate Carrying amount of Cost Method Investments Included in Other Investments and the Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Cost method investments included in other investments	¥14,351	¥10,341
Including: Investments whose fair values were not evaluated for impairment	9,918	9,714